Inventories	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Inventory Disclosure [Abstract]
Inventories

6. Inventories

Inventories consisted of the following:

(Dollars in thousands)	September 30, 2024	December 31, 2023
Raw materials	$770	$1,740
Finished goods	1,023	946
Total inventories	$1,793	$2,686

Eastside Distilling, Inc. and Subsidiaries

Notes to Consolidated Financial Statements

September 30, 2024

(Unaudited)

6. Inventories Inventories consisted of the following as of December 31:
(Dollars in thousands)	2023	2022
Raw materials	$1,740	$2,170
Finished goods	946	1,281
Total inventories	$2,686	$3,451